SIGNIFICANT ACCOUNTING POLICIES - Additional information (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 COP ($)
SIGNIFICANT ACCOUNTING POLICIES
Consumer loans	$ 500,000
COVID-19
SIGNIFICANT ACCOUNTING POLICIES
Impact of relief due to holiday payments and loan modification	150,958
Allocation of Funds for Enhanced Safety Protocols	39,421
Write-off of intangible assets	9,595
COVID-19 | Vehicles
SIGNIFICANT ACCOUNTING POLICIES
Impairment loss for long-lived assets held for sale	1,339
COVID-19 | Foreclosed assets
SIGNIFICANT ACCOUNTING POLICIES
Impairment loss for long-lived assets held for sale	48,257
COVID-19 | Fair value through other comprehensive income | TDS
SIGNIFICANT ACCOUNTING POLICIES
Purchase of investments	$ 2,552,042